BUSINESS COMBINATIONS - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2015
Business Acquisition [Line Items]
Total purchase consideration		$ 307,839
Goodwill	$ 0	66,345
Oak Street Holdings Corporation [Domain]
Business Acquisition [Line Items]
Cash consideration		110,000
Payoff of long-term borrowings		197,839
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			$ 2,248
Loans			237,377
Intangible assets			813
Other assets			2,633
Total assets			243,071
Other liabilities			1,577
Total liabilities			1,577
Net identifiable assets			$ 241,494
Goodwill		$ 66,345